Servicing (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Servicing Details Narrative
Unpaid principal balances of mortgage and other loans serviced for others		$ 125,400	$ 131,700
Fair value of mortgage servicing rights		1,000	1,100
Valuation allowance of mortgage servicing rights	$ 19